Subsequent Events (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jan. 06, 2023	Dec. 02, 2021	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Nov. 10, 2022
Subsequent Events (Details) [Line Items]
Convertible debenture		$ 1,300,000
Maturity date				Jun. 30, 2023
Suppliers			$ 2,751,743	$ (1,833,355)
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principal amount	$ 216,667
Gross proceeds	$ 250,000
Debenture holder optional redemption percentage	50.00%
Zhejiang Jiuzi [Member]
Subsequent Events (Details) [Line Items]
Equity interest rate							0.10%